Condensed Consolidated Statements Of Changes In Shareholders' Deficit - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Warrants [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Warrants [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] Accumulated Deficit [Member]	Series A Preferred Stock [Member] Noncontrolling Interest [Member]	Series1 Preferred Stock [Member]	Series1 Preferred Stock [Member] Preferred Stock [Member]	Series1 Preferred Stock [Member] Common Stock [Member]	Series1 Preferred Stock [Member] Warrants [Member]	Series1 Preferred Stock [Member] Additional Paid-in Capital [Member]	Series1 Preferred Stock [Member] Accumulated Deficit [Member]	Series1 Preferred Stock [Member] Noncontrolling Interest [Member]	Fifth Wall Acquisition Corp Three [Member]	Fifth Wall Acquisition Corp Three [Member] Common Stock [Member]	Fifth Wall Acquisition Corp Three [Member] Additional Paid-in Capital [Member]	Fifth Wall Acquisition Corp Three [Member] Accumulated Deficit [Member]	Fifth Wall Acquisition Corp Three [Member] Class B ordinary shares [Member] Common Stock [Member]
Balance (in shares) at Dec. 31, 2020		42,673	7,727,696
Balance at Dec. 31, 2020	$ 110,818,000	$ 0	$ 0	$ 0	$ 198,769,000	$ (89,985,000)	$ 2,034,000
Distributions								$ (216,000)	$ 0	$ 0	$ 0	$ (216,000)	$ 0	$ 0	$ (2,784,000)	$ 0	$ 0	$ 0	$ (2,784,000)	$ 0	$ 0
Net income (loss)	(12,361,000)	0	0	0	0	(11,064,000)	(1,297,000)
Balance at Dec. 31, 2021	205,824,000	$ 0	$ 0	3,319,000	196,176,000	(101,049,000)	107,378,000
Balance (in shares) at Dec. 31, 2021		42,673	7,762,375																				907,000			6,875,000
Issuance of Class B ordinary shares to Sponsor (in shares)		0	34,679
Issuance of Class B ordinary shares to Sponsor	407,000	$ 0	$ 0	0	407,000	0	0
Issuance of OP units	104,088,000	0	0	0	0	0	104,088,000
Adjustments to Additional Paid in Capital, Warrant Issued	3,319,000	0	0	3,319,000	0	0	0
Consolidation of VIE	2,553,000	0	0	0	0	0	2,553,000
Net income (loss)	(11,064,000)
Balance at the end at Dec. 31, 2021	98,446,000																					$ (8,052,394)	$ 91	$ 0	$ (8,053,173)	$ 688
Balance (in shares) at Feb. 18, 2021																							0			0
Balance at Dec. 31, 2021	205,824,000	$ 0	$ 0	3,319,000	196,176,000	(101,049,000)	107,378,000
Balance (in shares) at Dec. 31, 2021		42,673	7,762,375																				907,000			6,875,000
Balance at the beginning at Feb. 18, 2021																						0	$ 0	0	0	$ 0
Issuance of Class B ordinary shares to Sponsor (in shares)																										7,187,500
Issuance of Class B ordinary shares to Sponsor																						25,000		24,281		$ 719
Sale of private placement shares to Sponsor																						9,070,000	$ 91	9,069,909
Sale of private placement shares to Sponsor (in shares)																							907,000
Accretion of Class A ordinary shares subject to possible redemption amount																						(16,099,366)		(9,094,190)	(7,005,176)
Forfeiture of Class B ordinary shares																								31		$ (31)
Forfeiture of Class B ordinary shares (in shares)																										(312,500)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital and accumulated deficit																						52,553		(31)	52,584
Net income (loss)																						(1,100,581)			(1,100,581)
Balance at the end at Dec. 31, 2021	98,446,000																					(8,052,394)	$ 91	0	(8,053,173)	$ 688
Distributions								(54,000)	0	0	0	(54,000)	0	0	(696,000)	0	0	0	(696,000)	0	0
Net income (loss)	(3,551,000)	$ 0	$ 0	0	0	(1,929,000)	(1,622,000)
Balance at Mar. 31, 2022	201,523,000	$ 0	$ 0	3,319,000	195,426,000	(102,978,000)	105,756,000
Balance (in shares) at Mar. 31, 2022		42,673	7,762,375																				907,000			6,875,000
Net income (loss)																						(352,885)			(352,885)
Balance at the end at Mar. 31, 2022																						(8,405,279)	$ 91	0	(8,406,058)	$ 688
Balance (in shares) at Dec. 31, 2021		42,673	7,762,375																				907,000			6,875,000
Balance at Dec. 31, 2021	205,824,000	$ 0	$ 0	3,319,000	196,176,000	(101,049,000)	107,378,000
Balance at Jun. 30, 2022	196,273,000	$ 0	$ 0	3,319,000	194,676,000	(104,357,000)	102,634,000
Balance (in shares) at Jun. 30, 2022		42,673	7,762,375																				907,000			6,875,000
Balance at the beginning at Dec. 31, 2021	98,446,000																					(8,052,394)	$ 91	0	(8,053,173)	$ 688
Increase in redemption value of Class A ordinary shares subject to possible redemption																						(3,565,421)
Net income (loss)	(3,393,000)																					(591,638)
Balance at the end at Jun. 30, 2022																						(8,687,986)	$ 91	0	(8,688,765)	$ 688
Balance (in shares) at Dec. 31, 2021		42,673	7,762,375																				907,000			6,875,000
Balance at Dec. 31, 2021	205,824,000	$ 0	$ 0	3,319,000	196,176,000	(101,049,000)	107,378,000
Balance at the beginning at Dec. 31, 2021	98,446,000																					(8,052,394)	$ 91	0	(8,053,173)	$ 688
Increase in redemption value of Class A ordinary shares subject to possible redemption																						(2,703,431)
Net income (loss)																						(61,659)
Balance at the end at Sep. 30, 2022																						(5,410,622)
Balance (in shares) at Dec. 31, 2021		42,673	7,762,375																				907,000			6,875,000
Balance at Dec. 31, 2021	205,824,000	$ 0	$ 0	3,319,000	196,176,000	(101,049,000)	107,378,000
Equity based payments	2,510	0	0	0	0	0	2,510
Distributions								(216,000)	0	0	0	(216,000)	0	0	(2,784,000)	0	0	0	(2,784,000)	0	0
Net income (loss)	(18,326,000)	0	0	0	0	(8,119,000)	(10,207,000)
Balance at Dec. 31, 2022	187,008,000	$ 0	$ 0	3,319,000	193,176,000	(109,168,000)	99,681,000
Balance (in shares) at Dec. 31, 2022		42,673	7,762,375																				907,000			6,875,000
Balance at the beginning at Dec. 31, 2021	98,446,000																					$ (8,052,394)	$ 91	0	(8,053,173)	$ 688
Issuance of Class B ordinary shares to Sponsor (in shares)																						907,000
Increase in redemption value of Class A ordinary shares subject to possible redemption																						$ 3,166,410			3,166,410
Net income (loss)	(8,119,000)																					274,559			274,559
Balance at the end at Dec. 31, 2022	87,327,000																					(4,611,425)	$ 91	0	(4,612,204)	$ 688
Balance (in shares) at Mar. 31, 2022		42,673	7,762,375																				907,000			6,875,000
Balance at Mar. 31, 2022	201,523,000	$ 0	$ 0	3,319,000	195,426,000	(102,978,000)	105,756,000
Distributions								(54,000)	0	0	0	(54,000)	0	0	(696,000)	0	0	0	(696,000)	0	0
Net income (loss)	(4,501,000)	0	0	0	0	(1,379,000)	(3,122,000)
Balance at Jun. 30, 2022	196,273,000	$ 0	$ 0	3,319,000	194,676,000	(104,357,000)	102,634,000
Balance (in shares) at Jun. 30, 2022		42,673	7,762,375																				907,000			6,875,000
Balance at the beginning at Mar. 31, 2022																						(8,405,279)	$ 91	0	(8,406,058)	$ 688
Increase in redemption value of Class A ordinary shares subject to possible redemption																						(43,954)			(43,954)
Net income (loss)	(1,990,000)																					(238,753)			(238,753)
Balance at the end at Jun. 30, 2022																						(8,687,986)	$ 91	0	(8,688,765)	$ 688
Balance at the end at Sep. 30, 2022																						(5,410,622)
Balance at Dec. 31, 2022	187,008,000	$ 0	$ 0	3,319,000	193,176,000	(109,168,000)	99,681,000
Balance (in shares) at Dec. 31, 2022		42,673	7,762,375																				907,000			6,875,000
Balance at the end at Dec. 31, 2022	87,327,000																					(4,611,425)	$ 91	0	(4,612,204)	$ 688
Equity based payments	1,484,000	$ 0	$ 0	0	0	0	1,484,000
Distributions to non-controlling interest holders	(306,000)	0	0	0	0	0	(306,000)
Distributions								(54,000)	0	0	0	(54,000)	0	0	(696,000)	0	0	0	(696,000)	0	0
Net income (loss)	(3,343,000)	0	0	0	0	(1,548,000)	(1,795,000)
Balance at Mar. 31, 2023	184,093,000	$ 0	$ 0	3,319,000	192,426,000	(110,716,000)	99,064,000
Balance (in shares) at Mar. 31, 2023		42,673	7,762,375																				907,000			6,875,000
Increase in redemption value of Class A ordinary shares subject to possible redemption																						812,073			812,073
Net income (loss)																						1,499,978			1,499,978
Balance at the end at Mar. 31, 2023																						(2,299,374)	$ 91	0	(2,300,153)	$ 688
Balance (in shares) at Dec. 31, 2022		42,673	7,762,375																				907,000			6,875,000
Balance at Dec. 31, 2022	187,008,000	$ 0	$ 0	3,319,000	193,176,000	(109,168,000)	99,681,000
Balance at Jun. 30, 2023	180,832,000	$ 0	$ 0	3,319,000	191,676,000	(112,433,000)	98,270,000
Balance (in shares) at Jun. 30, 2023		42,673	7,762,375																				907,000			6,875,000
Balance at the beginning at Dec. 31, 2022	87,327,000																					$ (4,611,425)	$ 91	0	(4,612,204)	$ 688
Issuance of Class B ordinary shares to Sponsor (in shares)																						907,000
Net income (loss)	(3,265,000)																					$ 3,114,290
Balance at the end at Jun. 30, 2023	82,562,000																					(3,587,686)	$ 91	0	(3,588,465)	$ 688
Balance (in shares) at Mar. 31, 2023		42,673	7,762,375																				907,000			6,875,000
Balance at Mar. 31, 2023	184,093,000	$ 0	$ 0	3,319,000	192,426,000	(110,716,000)	99,064,000
Equity based payments	1,214,000	0	0	0	0	0	1,214,000
Distributions to non-controlling interest holders	(19,000)	0	0	0	0	0	(19,000)
Distributions								$ (54,000)	$ 0	$ 0	$ 0	$ (54,000)	$ 0	$ 0	$ (696,000)	$ 0	$ 0	$ 0	$ (696,000)	$ 0	$ 0
Net income (loss)	(3,706,000)	0	0	0	0	(1,717,000)	(1,989,000)
Balance at Jun. 30, 2023	180,832,000	$ 0	$ 0	$ 3,319,000	$ 191,676,000	$ (112,433,000)	$ 98,270,000
Balance (in shares) at Jun. 30, 2023		42,673	7,762,375																				907,000			6,875,000
Balance at the beginning at Mar. 31, 2023																						(2,299,374)	$ 91	0	(2,300,153)	$ 688
Increase in redemption value of Class A ordinary shares subject to possible redemption																						(2,902,624)			(2,902,624)
Net income (loss)	(1,718,000)																					1,614,312			1,614,312
Balance at the end at Jun. 30, 2023	$ 82,562,000																					$ (3,587,686)	$ 91	$ 0	$ (3,588,465)	$ 688